Vanguard® Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
Ohio (97.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	495	530
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	130	140
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	600	643
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	555	565
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,600	1,610
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	2,750	2,761
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	2,185	2,181
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	250	245
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	5,765	5,476
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/2041	500	506
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	2,000	1,780
[1]	Akron City School District COP	5.000%	8/1/2053	1,000	993
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/2030	535	541
	Akron OH Income Tax Revenue	4.000%	12/1/2028	285	293
	Akron OH Income Tax Revenue	3.000%	12/1/2029	1,820	1,837
	Akron OH Income Tax Revenue	4.000%	12/1/2029	610	626
	Akron OH Income Tax Revenue	3.000%	12/1/2030	1,870	1,878
	Akron OH Income Tax Revenue	4.000%	12/1/2030	405	424
	Akron OH Income Tax Revenue	3.000%	12/1/2031	1,075	1,067
	Akron OH Income Tax Revenue	4.000%	12/1/2031	1,500	1,528
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	384
	Akron OH Income Tax Revenue	5.000%	12/1/2031	900	901
	Akron OH Income Tax Revenue	3.000%	12/1/2032	1,655	1,611
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,315	1,335
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,285	1,324
	Akron OH Income Tax Revenue	4.000%	12/1/2033	120	122
	Akron OH Income Tax Revenue	4.000%	12/1/2033	1,325	1,357
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,350	2,474
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	1,900	1,841
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	4,800	4,565
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	1,000	1,048
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,000	929
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	9,000	9,306
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	8,935	7,484
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	3.900%	9/2/2025	3,350	3,350
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2031	1,415	1,389
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2040	4,325	3,688
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2035	180	181
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2036	225	226
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2037	300	297
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2038	375	364
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2039	450	424
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/2040	250	230
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2029	100	101
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2048	1,325	1,331
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2038	1,000	970
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/2030	1,250	1,262
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/2034	1,380	1,382
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2033	100	108
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	1,500	1,591
	Apollo Joint Vocational School District GO	5.000%	12/1/2029	1,195	1,258
	Apollo Joint Vocational School District GO	4.000%	12/1/2035	1,470	1,479
	Apollo Joint Vocational School District GO	4.000%	12/1/2036	1,000	1,003
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/2041	1,790	1,692
	Athens City School District GO	4.000%	12/1/2031	400	413
	Athens City School District GO	3.250%	12/1/2048	2,000	1,487
[3]	Bedford City School District GO	5.500%	12/1/2050	3,915	4,036
[3]	Bedford City School District GO	5.500%	12/1/2058	2,000	2,056
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2046	1,085	776
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2047	1,120	792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/2049	950	660
[4]	Belpre City School District GO	6.000%	11/1/2062	2,000	2,144
	Big Walnut Local School District GO	5.000%	12/1/2042	920	932
	Big Walnut Local School District GO	3.250%	12/1/2048	3,120	2,346
	Big Walnut Local School District GO	3.500%	12/1/2055	290	220
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,110	2,202
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	2,000	2,003
	Bowling Green State University College & University Revenue	5.000%	6/1/2028	300	313
	Bowling Green State University College & University Revenue	5.000%	6/1/2029	435	453
	Bowling Green State University College & University Revenue	5.000%	6/1/2033	600	649
	Bowling Green State University College & University Revenue	5.000%	6/1/2037	700	736
	Bowling Green State University College & University Revenue	4.000%	6/1/2038	500	493
	Bowling Green State University College & University Revenue	4.000%	6/1/2039	800	777
	Bowling Green State University College & University Revenue	5.000%	6/1/2042	2,000	2,011
[3]	Brunswick City School District GO	0.000%	12/1/2035	200	130
[3]	Brunswick City School District GO	0.000%	12/1/2036	200	122
[3]	Brunswick City School District GO	5.250%	12/1/2053	1,000	1,016
[3]	Brunswick City School District GO	5.500%	12/1/2060	2,785	2,862
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,500	1,572
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	3,250	3,357
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,065	2,118
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,000	1,893
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,350	2,182
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	7,030	6,439
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/2048	4,940	3,293
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	21,070	16,964
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	1,010	1,007
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,075	1,062
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	1,215	1,156
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,000	937
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	100	99
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	135	132
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2034	190	183
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2035	195	185
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	200	186
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2037	210	193
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2038	215	193
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2039	230	204
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	235	205
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	245	210
	Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	1,200	897
	Butler County Transportation Improvement District Tax Increment/Allocation Revenue	4.000%	12/1/2028	2,200	2,208
	Canton City School District GO	5.000%	12/1/2043	1,555	1,593
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	380	384
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,500	1,451
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2050	600	509
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	450	452
[1]	Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2042	1,590	1,404
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2031	500	513
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2032	400	410
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/2033	400	410
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/2034	565	556
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/2035	670	659
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/2036	445	436
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/2037	1,000	968
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/2038	700	676
	Cincinnati OH GO	4.000%	12/1/2030	375	386
	Clark Shawnee Local School District GO	4.000%	11/1/2031	400	409
	Clark Shawnee Local School District GO	4.000%	11/1/2032	660	672
	Clark Shawnee Local School District GO	4.000%	11/1/2034	860	870
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2028	150	159
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2029	210	222
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2032	545	573
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2034	760	795
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/2035	925	933
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2036	1,000	1,038
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2037	595	615
[1]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/2038	825	850
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2031	530	540
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2035	1,775	1,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2036	500	501
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2037	2,200	2,189
	Cleveland Heights & University Heights City School District GO	3.500%	12/1/2051	225	166
	Cleveland OH GO	3.000%	12/1/2031	1,500	1,487
	Cleveland OH GO	4.000%	12/1/2031	385	402
	Cleveland OH GO	3.000%	12/1/2032	1,825	1,777
	Cleveland OH GO	5.000%	12/1/2032	225	236
	Cleveland OH GO	3.000%	12/1/2033	990	951
	Cleveland OH GO	3.000%	12/1/2035	750	689
	Cleveland OH GO	3.000%	12/1/2036	795	714
	Cleveland OH GO	5.000%	12/1/2040	1,000	1,055
	Cleveland OH GO	5.000%	12/1/2041	860	900
	Cleveland OH GO	5.000%	12/1/2042	775	810
	Cleveland OH GO	5.000%	12/1/2043	250	259
	Cleveland OH GO	3.000%	12/1/2049	2,370	1,700
	Cleveland OH Income Tax Revenue	4.000%	10/1/2029	300	308
	Cleveland OH Income Tax Revenue	5.000%	10/1/2032	500	520
	Cleveland OH Income Tax Revenue	5.000%	10/1/2033	500	518
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	700	625
	Cleveland OH Income Tax Revenue	3.000%	10/1/2038	550	463
	Cleveland OH Income Tax Revenue	3.000%	10/1/2039	500	410
	Cleveland OH Income Tax Revenue	3.000%	10/1/2040	1,725	1,396
	Cleveland OH Income Tax Revenue	3.000%	10/1/2041	1,290	1,027
	Cleveland OH Income Tax Revenue	3.000%	10/1/2045	3,420	2,589
	Cleveland OH Income Tax Revenue	3.000%	10/1/2046	1,710	1,272
	Cleveland OH Income Tax Revenue	2.000%	10/1/2047	1,000	537
	Cleveland State University College & University Revenue	5.000%	6/1/2027	205	206
[3]	Cleveland State University College & University Revenue	5.000%	6/1/2040	2,000	2,067
	Cleveland-Cuyahoga County Port Authority Lease (Appropriation) Revenue (Administrative Headquarters Project)	5.000%	7/1/2037	1,820	1,974
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	4,949	4,793
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2044	2,500	2,201
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2026	265	270
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2030	1,530	1,653
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2031	1,605	1,743
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2032	1,690	1,836
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2033	1,780	1,917
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	6,010	6,100
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/2033	250	272
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/2035	300	321
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2037	300	298
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2040	350	327
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2046	1,150	968
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/2051	1,100	877
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	2.700%	9/4/2025	200	200
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/2036	2,000	1,577
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Magnolia Trace II Project)	5.750%	8/1/2036	1,500	1,590
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,245	2,247
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	2,650	2,604
	Columbus OH GO	4.000%	7/1/2030	1,200	1,201
	Columbus OH GO	5.000%	4/1/2037	3,835	4,080
	Columbus OH GO	5.000%	8/15/2039	4,000	4,341
	Columbus OH GO	5.000%	8/15/2042	3,000	3,168
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2042	500	521
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2043	500	517
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	4,500	4,622
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	9,700	9,915
	Columbus-Franklin County Finance Authority	4.375%	6/1/2043	5,000	4,666
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	5.125%	1/1/2044	3,000	2,966
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	4.460%	11/1/2044	2,000	1,875
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	2,000	2,043
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/2030	335	363
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/2032	700	747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/2039	1,345	1,302
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2044	6,810	5,081
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/2048	3,000	2,131
	Cuyahoga Community College District GO	5.000%	12/1/2037	55	56
	Cuyahoga County OH GO	3.000%	12/1/2036	1,050	943
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	200	204
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	505	507
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	5,000	4,749
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/2052	1,975	1,881
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/2057	1,050	986
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2029	405	420
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2031	500	514
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2033	500	509
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/2051	1,485	1,252
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/2031	1,000	885
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/2025	2,170	2,179
	Dayton OH Water System Water Revenue	4.000%	12/1/2029	265	270
	Dayton OH Water System Water Revenue	4.000%	12/1/2030	200	203
	Dayton OH Water System Water Revenue	4.000%	12/1/2031	280	283
	Dayton OH Water System Water Revenue	4.000%	12/1/2032	70	71
	Dayton OH Water System Water Revenue	4.000%	12/1/2034	970	976
	Delhi Township OH GO	4.000%	12/1/2029	150	156
	Delhi Township OH GO	4.000%	12/1/2030	160	166
	Delhi Township OH GO	4.000%	12/1/2032	310	316
	Delhi Township OH GO	4.000%	12/1/2033	400	402
	Delhi Township OH GO	4.000%	12/1/2034	815	806
	Delhi Township OH GO	4.000%	12/1/2035	430	412
	Delhi Township OH GO	4.000%	12/1/2036	320	301
	Dublin City School District GO	5.000%	12/1/2043	700	731
	Dublin City School District GO	5.000%	12/1/2044	800	832
	Dublin OH GO	3.000%	12/1/2035	25	23
	Dublin OH GO	3.000%	12/1/2036	990	898
	East Knox Local School District GO	3.000%	11/1/2056	1,045	681
	Elyria OH GO	4.000%	12/1/2031	225	227
	Elyria OH GO	4.000%	12/1/2032	280	282
	Elyria OH GO	4.000%	12/1/2033	440	442
	Euclid City School District GO	4.750%	1/15/2054	645	588
	Fairborn City School District GO	3.000%	12/1/2055	7,320	4,899
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2028	150	156
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2031	110	113
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2032	125	128
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2034	175	177
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2035	175	177
[3]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/2037	290	289
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2040	1,000	821
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2045	2,000	1,467
[3]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/2050	2,640	1,835
	Fairfield County OH GO	2.000%	12/1/2041	800	510
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/2045	4,210	3,169
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/2049	3,365	2,414
[1]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2045	10,220	10,541
	Franklin City School District GO	3.000%	11/1/2040	400	328
	Franklin City School District GO	3.000%	11/1/2050	1,500	1,036
	Franklin City School District GO	3.000%	11/1/2057	6,180	4,045
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2029	800	831
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	565	570
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2035	500	497
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2036	1,360	1,342
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2038	620	602
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2039	515	497
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	8,560	7,466
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2038	1,000	1,071
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2039	1,000	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2040	1,000	1,055
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2042	4,000	4,121
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2029	530	582
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	135	145
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2034	100	106
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/2040	1,225	1,156
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	485	458
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,585	2,201
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	7/1/2041	1,500	1,490
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2044	5,855	5,185
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,780	2,558
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/2047	5,000	4,327
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	5,500	5,630
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	4,910	4,135
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2055	1,100	935
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/2/2025	1,980	1,980
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.750%	9/3/2025	775	775
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.750%	9/3/2025	7,350	7,350
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.800%	9/4/2025	3,400	3,400
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2037	1,155	1,191
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2038	2,500	2,564
[5]	Freddie Mac Pool	3.750%	10/1/2038	4,303	4,232
[5]	Freddie Mac Pool	4.250%	6/1/2041	1,992	1,938
	Fremont City School District GO	5.000%	1/15/2040	200	201
[1]	Gahanna-Jefferson City School District GO	3.000%	12/1/2057	3,565	2,332
	Grandview Heights City School District GO	5.000%	12/1/2042	1,000	1,046
	Grandview Heights City School District GO	4.000%	12/1/2051	1,980	1,710
	Grandview Heights City School District GO	5.000%	12/1/2054	3,650	3,666
	Grandview Heights City School District GO	3.125%	12/1/2055	245	169
	Grandview Heights City School District GO	4.250%	12/1/2055	2,380	2,078
	Grandview Heights City School District GO	5.000%	12/1/2058	2,390	2,400
	Great Oaks Career Campuses Board of Education COP	4.000%	12/1/2029	500	530
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2037	1,085	947
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2041	2,000	1,604
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	4,975	3,790
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2046	7,065	5,236
	Greene County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2059	3,000	2,664
	Greene County Vocational School District GO	5.000%	12/1/2029	300	322
	Greene County Vocational School District GO	4.000%	12/1/2034	700	709
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,071
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2037	2,000	2,028
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,000	1,037
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,515	1,561
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,000	1,969
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2043	1,000	1,004
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2045	1,000	991
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	6,680	5,192
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	3,595	2,990
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/2050	2,945	2,278
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2050	2,500	2,309
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	2,255	2,187
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2049	3,000	3,051
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,310	1,311
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	2,750	2,755
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2042	4,655	4,521
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2046	850	798
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2046	3,400	3,192
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2051	2,210	1,994
[1,6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2027	370	346
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/2032	2,110	2,129
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2049	3,230	3,273
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2030	200	209
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2034	400	408
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/2036	350	353
	Hilliard OH Income Tax Revenue	5.000%	12/1/2038	1,655	1,759
	Hilliard OH Income Tax Revenue	5.000%	12/1/2040	1,825	1,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hilliard OH Income Tax Revenue	5.000%	12/1/2041	1,915	1,992
	Hilliard OH Income Tax Revenue	5.000%	12/1/2042	510	527
	Hilliard OH Income Tax Revenue	5.000%	12/1/2058	7,000	6,963
	Hilliard School District GO	5.000%	12/1/2054	750	759
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2034	1,235	1,249
[3]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2039	1,325	1,278
	Hudson OH City School District GO	4.000%	12/1/2033	420	422
	Indian Hill Exempted Village School District GO	2.000%	12/1/2040	1,250	844
	Indian Hill Exempted Village School District GO	2.125%	12/1/2041	1,265	843
	Kenston Local School District GO	0.000%	12/1/2027	1,100	1,032
	Kent City School District GO	3.000%	12/1/2040	1,000	822
	Kent State University College & University Revenue	5.000%	5/1/2030	175	193
	Kent State University College & University Revenue	5.000%	5/1/2031	175	190
	Kent State University College & University Revenue	5.000%	5/1/2032	150	162
	Kent State University College & University Revenue	5.000%	5/1/2033	250	268
	Kent State University College & University Revenue	5.000%	5/1/2034	315	334
	Kent State University College & University Revenue	5.000%	5/1/2035	350	370
	Kent State University College & University Revenue	5.000%	5/1/2036	400	420
	Kent State University College & University Revenue	5.000%	5/1/2037	225	235
	Kent State University College & University Revenue	5.000%	5/1/2038	300	310
	Kent State University College & University Revenue	5.000%	5/1/2038	1,300	1,410
	Kent State University College & University Revenue	5.000%	5/1/2039	300	308
	Kent State University College & University Revenue	5.000%	5/1/2040	450	460
	Kettering City School District COP	5.000%	12/1/2031	260	275
	Kettering City School District COP	4.000%	12/1/2033	270	275
	Kettering City School District COP	4.000%	12/1/2035	375	378
	Kettering City School District COP	3.375%	12/1/2046	295	230
[1]	Kettering City School District GO	5.250%	12/1/2031	1,000	1,064
	Kings Local School District GO	5.500%	12/1/2062	3,760	3,890
	Lake Local School District OH Wood County GO	4.000%	12/1/2058	7,000	5,509
	Lakewood City School District GO	4.000%	11/1/2030	235	241
	Lakewood City School District GO	4.000%	11/1/2031	440	450
	Lakewood City School District GO	4.000%	11/1/2032	245	249
	Lakewood City School District GO	4.000%	11/1/2033	375	380
	Lakewood City School District GO	4.000%	11/1/2034	380	384
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2029	240	255
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2029	285	305
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2030	280	300
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2030	285	303
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	9,665	10,274
	Lexington Local School District GO	3.000%	10/1/2044	490	367
	Liberty Community Infrastructure Financing Authority Special Assessment Revenue	3.125%	12/1/2046	250	177
	Liberty-Benton Local School District GO	3.000%	11/1/2054	2,000	1,379
	Licking Heights Local School District GO	4.500%	10/1/2051	1,900	1,783
	Licking Heights Local School District GO	3.500%	10/1/2054	200	152
	Licking Heights Local School District GO	5.500%	10/1/2059	6,565	6,769
	Logan Elm Local School District GO	4.000%	11/1/2055	975	817
[1]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/2042	480	436
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,350	1,097
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	1,850	1,768
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2028	100	101
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2029	100	101
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2030	200	201
	Mahoning County OH Sewer System Sewer Revenue	3.000%	12/1/2035	800	733
	Mahoning County OH Sewer System Sewer Revenue	2.125%	12/1/2040	100	67
	Mariemont City School District GO	3.000%	12/1/2034	555	521
	Medina County OH GO	4.000%	12/1/2029	165	167
	Medina County OH GO	4.000%	12/1/2031	160	161
	Medina County OH GO	3.000%	12/1/2035	270	249
	Medina County OH GO	3.000%	12/1/2037	500	443
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	100	106
	Miami Trace Local School District GO, Prere.	5.000%	12/1/2025	2,230	2,244
	Miami University OH College & University Revenue	5.000%	9/1/2031	640	705
	Miami University OH College & University Revenue	5.000%	9/1/2036	685	733
	Miami University OH College & University Revenue	4.000%	9/1/2045	4,315	3,823
	Miami Valley Career Technology Center GO	4.000%	12/1/2033	725	737
	Miami Valley Career Technology Center GO	5.000%	12/1/2044	4,550	4,588
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,630	1,437
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	550	487
[3]	Midview Local School District COP	4.000%	11/1/2028	810	843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Midview Local School District COP	4.000%	11/1/2029	870	912
	Milford Exempted Village School District GO	4.000%	12/1/2034	300	307
	Milford Exempted Village School District GO	4.000%	12/1/2035	250	254
	Milford Exempted Village School District GO	4.000%	12/1/2036	150	152
	Milford Exempted Village School District GO	4.000%	12/1/2037	250	252
	Milford Exempted Village School District GO	4.000%	12/1/2039	135	134
	Milford Exempted Village School District GO	4.000%	12/1/2040	225	221
	Milford Exempted Village School District GO	4.000%	12/1/2041	385	371
	Milford Exempted Village School District GO	4.000%	12/1/2042	200	187
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,130	1,158
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	230	243
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	500	526
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,000	2,083
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	175	189
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	300	315
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2036	1,530	1,258
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	450	429
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,950	1,913
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	375	388
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,000	967
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	270	278
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	4,060	3,263
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	3,000	2,854
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,995	1,805
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	4,130	3,564
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,000	825
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	4,525	3,909
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	1,700	1,112
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,340	1,924
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,060	4,204
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2054	2,000	1,966
	Muskingum County OH GO	4.000%	12/1/2049	1,755	1,548
	Muskingum County OH GO	4.000%	12/1/2060	2,000	1,670
	New Albany Plain Local School District GO	5.250%	12/1/2059	2,000	2,074
	New Albany Plain Local School District GO	4.250%	12/1/2061	1,000	885
	North Canton City School District GO	3.000%	11/1/2056	2,060	1,360
	North Olmsted City School District GO	4.125%	10/15/2053	2,000	1,759
	North Ridgeville City School District GO	5.500%	12/1/2057	1,060	1,080
	North Ridgeville City School District GO	4.500%	12/1/2061	2,500	2,287
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2025	325	326
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2026	100	102
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2028	100	105
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2029	230	245
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2030	150	160
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2035	750	728
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/2040	1,990	1,529
[3]	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2042	1,310	1,132
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/2045	450	373
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/2040	205	165
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/2029	785	820
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/2034	790	803
[1]	Northeastern Local School District/Clark County GO	4.000%	12/1/2055	3,750	3,137
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/2031	200	208
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/2032	260	269
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/2033	180	185
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/2034	250	234
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/2035	380	350
	Ohio (Voting System Acquisition Project) COP	5.000%	9/1/2029	220	242
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	12,600	12,834
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	2,000	1,985
	Ohio Appropriations Revenue	5.000%	12/15/2026	1,035	1,070
	Ohio Auto Parking Revenue	3.125%	11/15/2034	435	415
	Ohio Auto Parking Revenue	3.375%	11/15/2039	2,020	1,794
	Ohio GO	5.000%	5/1/2036	1,255	1,285
	Ohio GO	5.000%	3/1/2039	500	527
	Ohio GO	5.000%	3/1/2042	3,000	3,152
	Ohio GO	5.000%	5/1/2042	5,000	5,261
	Ohio GO	5.000%	3/1/2043	3,000	3,136
	Ohio GO	5.000%	5/1/2043	5,000	5,231
	Ohio GO	5.000%	3/1/2044	10,000	10,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio GO	5.000%	5/1/2044	10,210	10,624
	Ohio GO	5.000%	6/15/2044	1,720	1,796
	Ohio GO	5.000%	5/1/2045	5,000	5,180
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2029	155	172
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	125	130
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2029	35	35
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	100	109
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,230	1,271
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	500	533
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2037	1,000	1,040
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,670	1,569
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	2,740	2,527
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2039	2,395	2,241
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	1,310	1,163
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2043	2,500	2,289
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	850	608
[3]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	1,500	1,129
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/2046	3,000	2,433
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2046	1,345	1,164
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2046	1,060	744
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/2049	8,000	4,591
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	15,445	12,662
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.850%	9/2/2025	135	135
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.750%	9/3/2025	10,500	10,500
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.750%	9/3/2025	100	100
	Ohio Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/1/2029	65	68
	Ohio Higher Educational Facility Commission Auto Parking Revenue (University Circle Inc. Project)	5.000%	1/15/2050	1,500	1,442
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2027	105	109
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/2031	2,040	2,086
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2035	150	153
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/2042	450	451
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/2044	1,500	1,283
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.750%	9/1/2037	2,605	2,667
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	6.000%	9/1/2052	1,250	1,228
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2038	1,225	1,248
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2036	720	642
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2037	720	625
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2038	300	293
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2039	300	290
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/2040	500	476
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2050	4,250	2,912
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2048	1,000	1,009
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/2053	2,000	2,005
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2025 Project)	5.000%	2/1/2041	1,400	1,465
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	1,940	1,510
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	7,300	5,434
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2045	1,000	794
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2020 Project)	4.000%	7/1/2044	1,300	1,114
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College 2023 Project)	5.000%	7/1/2036	3,500	3,805
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2030	300	311
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2031	550	568
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/2032	275	283
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2026	475	488
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2028	1,140	1,213
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2029	1,015	1,097
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2030	740	797
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	5.000%	10/1/2031	200	214
	Ohio Higher Educational Facility Commission College & University Revenue (Ohio Wesleyan University Project)	4.000%	10/1/2049	2,180	1,754
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2046	1,975	1,564
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2034	2,875	2,848
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2039	4,890	4,546
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/2044	1,980	1,734

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2039	2,895	2,752
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2044	2,890	2,586
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	5.000%	12/1/2028	200	212
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2033	130	140
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2034	875	933
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/2035	800	847
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2036	250	249
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2037	250	215
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2038	925	889
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2040	400	323
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	4.000%	2/1/2041	680	613
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2042	640	492
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	4.000%	2/1/2052	2,125	1,700
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2037	595	573
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2038	170	161
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2039	1,005	932
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	4.000%	5/1/2040	600	547
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2041	935	943
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2045	790	761
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	4,005	3,830
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	935	942
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	975	991
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2028	1,015	1,041
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,055	1,088
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	1,000	1,033
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	375	385
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	420	420
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,000	939
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,310	1,233
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,325	1,207
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	350	294
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	1,405	1,369
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2050	3,600	3,167
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2052	5,000	4,810
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.800%	9/2/2025	725	725
Ohio Higher Educational Facility Commission Local or Guaranteed Housing Revenue (Baldwin Wallace University 2022 Project)	6.000%	12/1/2052	2,000	1,974
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	9/1/2025	935	935
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/2036	1,916	1,874
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/2041	2,000	1,975
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	9/1/2046	5,740	3,912
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.000%	3/1/2049	1,350	1,544
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	7.500%	3/1/2049	1,000	1,181
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/2050	690	689
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/2051	1,575	934
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,615	2,579
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/2052	10,885	11,331
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	3/1/2054	6,435	6,828
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2054	1,750	1,665
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,100	3,392
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,635	4,009
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	2,980	3,297
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/2055	3,000	2,825
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	2,870	3,192
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/2050	2,750	2,776
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	2.450%	9/1/2037	5,060	3,979
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.500%	3/1/2047	550	553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	4.000%	3/1/2048	1,435	1,440
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	2,680	2,677
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2055	1,025	1,124
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,890	1,910
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,665	2,678
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	1,000	1,017
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	740	746
[2,7]	Ohio Housing Finance Agency Revenue TOB VRDO	4.100%	9/2/2025	11,525	11,525
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/2036	1,000	1,028
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/2037	115	118
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/2029	1,120	1,178
	Ohio Lease (Appropriation) Revenue (Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/2028	160	172
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2038	5,585	5,832
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2040	4,000	4,122
	Ohio Special Obligation Revenue (Administrative Building Fund Projects)	5.000%	4/1/2041	750	773
	Ohio State University College & University Revenue	4.000%	12/1/2039	2,230	2,192
	Ohio State University College & University Revenue	4.000%	12/1/2040	4,000	3,890
	Ohio State University College & University Revenue	4.000%	12/1/2042	490	453
	Ohio State University College & University Revenue	4.000%	12/1/2043	2,250	2,061
[8]	Ohio State University College & University Revenue	4.000%	12/1/2048	15,000	13,050
	Ohio State University College & University Revenue	2.500%	12/1/2051	3,450	1,993
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	13,145	13,783
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2028	125	133
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/2034	500	564
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	1,825	1,229
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	7,975	5,083
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	9,615	5,777
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2038	430	464
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2039	3,355	3,582
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	3,155	1,668
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	1,500	655
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	9,000	7,935
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2046	2,000	2,024
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2051	7,905	7,921
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/2037	1,210	1,215
	Ohio University College & University Revenue	5.250%	12/1/2054	5,345	5,451
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2035	135	147
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2037	1,125	1,177
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2039	5,025	5,199
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	2,000	2,105
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/2037	125	126
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2037	5,000	5,273
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	2,705	2,801
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/2041	125	121
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2042	6,980	7,325
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2042	1,980	2,081
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2043	3,000	3,127
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	5,280	5,469
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2046	5,625	5,721
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	3.900%	9/2/2025	15,350	15,350
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2025	450	453
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2026	300	306
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2026	475	491
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2035	1,000	1,084
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2036	450	483
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	3,000	3,186
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	5,000	5,283
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	6,650	7,073
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	12,400	13,071
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	2,775	2,903
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	2,125	2,201
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	2,725	2,830
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2045	1,155	1,192
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2047	3,000	3,144
	Olentangy Local School District GO	4.000%	12/1/2034	475	480
[3]	Perry Lake County Local School District COP	3.000%	12/1/2034	675	624

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Perry Lake County Local School District COP	3.000%	12/1/2036	1,205	1,062
[3]	Perry Lake County Local School District COP	3.000%	12/1/2038	1,215	1,018
	Pickerington Local School District GO	4.000%	12/1/2038	1,000	993
	Pickerington Local School District GO	4.000%	12/1/2039	1,000	978
	Pickerington Local School District GO	4.000%	12/1/2040	1,000	972
	Pickerington Local School District GO	5.000%	12/1/2053	1,000	1,014
	Pickerington Local School District GO	5.250%	12/1/2059	2,000	2,052
	Polaris Career Center COP	5.000%	11/1/2036	410	411
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2053	2,220	2,173
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/2058	1,150	1,152
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	4,000	3,938
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	4,265	4,054
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.250%	12/1/2063	1,600	1,603
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/2026	1,000	987
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.000%	12/1/2044	1,500	1,420
	Port of Greater Cincinnati Development Authority Tax Increment/Allocation Revenue (RBM Phase 3 Garage Project)	5.125%	12/1/2055	1,500	1,359
	Reynoldsburg OH GO	3.550%	12/1/2042	640	559
	Reynoldsburg OH GO	3.600%	12/1/2048	670	553
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	220	236
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,000	2,020
	Rossford Exempted Village School District (School Facilities Project) COP	5.000%	12/1/2037	900	940
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/2042	670	601
	Rossford Exempted Village School District (School Facilities Project) COP	4.000%	12/1/2047	1,000	851
	Rossford Exempted Village School District (School Facilities Project) COP	4.125%	12/1/2051	900	761
	Rossford Exempted Village School District GO	4.000%	12/1/2053	2,180	1,780
	Shaker Heights City School District GO	5.250%	12/15/2054	3,275	3,355
	Shaker Heights City School District GO	5.250%	12/15/2059	7,695	7,878
	Shaker Heights City School District GO	5.500%	11/1/2062	2,000	2,079
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/2029	1,400	1,471
	Sharonville OH Special Obligation Revenue	4.000%	12/1/2039	550	539
	Sharonville OH Special Obligation Revenue	4.000%	12/1/2040	560	544
	Sharonville OH Special Obligation Revenue	4.000%	12/1/2041	550	520
	Sharonville OH Special Obligation Revenue	4.000%	12/1/2042	750	699
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/2036	350	351
[3]	Southeast Wayne County Local School District COP	4.000%	12/1/2037	350	347
	Southwest Licking Local School District GO	4.000%	11/1/2034	500	504
	Southwest Licking Local School District GO	3.375%	11/1/2047	120	96
	Southwest Local School District/Hamilton County GO	5.000%	1/15/2030	1,295	1,360
	South-Western City School District GO	3.000%	12/1/2033	30	29
	South-Western City School District GO	3.000%	12/1/2034	25	23
	South-Western City School District GO	3.000%	12/1/2035	145	132
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/2061	2,000	1,979
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	3,450	3,498
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	2,690	2,770
	Summit County Green Local School District GO	5.000%	11/1/2052	2,500	2,505
	Toledo City School District GO	5.000%	12/1/2054	3,000	3,048
	Toledo Lucas County Public Library GO	5.000%	12/1/2047	2,475	2,507
	Toledo Lucas County Public Library GO	5.000%	12/1/2054	3,000	3,009
	Toledo OH Water System Water Revenue	5.000%	11/15/2037	5,040	5,303
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/2034	950	941
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue (CHF-Toledo LLC-University Toledo Project)	5.000%	7/1/2039	950	892
	Tolles Career & Technical Center (School Facilities Project) COP	5.250%	12/1/2053	1,000	1,012
	Troy OH City School District GO	5.000%	12/1/2043	500	515
	Troy OH City School District GO	5.000%	12/1/2044	550	564
	Troy OH City School District GO	5.000%	12/1/2054	2,000	2,017
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2029	365	380
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2030	375	389
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2031	480	494
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2032	400	409
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/2033	435	443
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2034	315	292
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2035	450	408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2036	850	758
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/2049	1,395	990
	Union County OH GO	5.000%	12/1/2027	215	224
	Union County OH GO	5.000%	12/1/2037	950	973
	Union County OH GO	5.000%	12/1/2038	615	628
	University of Akron College & University Revenue	5.000%	1/1/2030	530	577
	University of Cincinnati College & University Revenue	3.500%	6/1/2032	1,230	1,230
	University of Cincinnati College & University Revenue	5.000%	6/1/2036	180	186
	University of Cincinnati College & University Revenue	3.000%	6/1/2039	1,530	1,281
	University of Cincinnati College & University Revenue	5.000%	6/1/2039	1,070	1,140
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	1,180	1,236
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	760	798
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	845	878
	University of Cincinnati College & University Revenue	5.000%	6/1/2049	2,000	2,030
	University of Cincinnati College & University Revenue	5.250%	6/1/2049	4,500	4,651
	University of Cincinnati College & University Revenue	5.250%	6/1/2054	10,100	10,344
	University of Toledo College & University Revenue	5.000%	6/1/2026	100	102
	University of Toledo College & University Revenue	5.000%	6/1/2027	100	104
	University of Toledo College & University Revenue	5.000%	6/1/2029	1,250	1,299
[7]	University of Toledo College & University Revenue TOB VRDO	4.100%	9/2/2025	810	810
[7]	University of Toledo College & University Revenue TOB VRDO	4.100%	9/2/2025	14,050	14,050
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2033	175	180
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2034	150	153
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/2036	320	322
	Upper Arlington OH Nontax Special Obligation Revenue	5.000%	12/1/2055	3,000	3,015
	Valley View Local School District GO	3.000%	11/1/2051	2,400	1,685
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	350	351
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	874
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	570	607
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	570	571
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	625	658
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,000	986
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,000	972
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,695	1,443
[3]	Warrensville Heights City School District GO	5.000%	12/1/2034	115	115
	West Carrollton City School District GO	3.000%	12/1/2039	1,125	936
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/2036	475	491
	Westfall Local School District GO	4.000%	12/1/2033	200	207
	Westfall Local School District GO	4.000%	12/1/2036	250	254
	Westfall Local School District GO	2.375%	12/1/2050	425	239
	Wickliffe City School District GO	3.000%	12/1/2039	400	331
	Wickliffe City School District GO	3.000%	12/1/2040	215	173
	Wickliffe City School District GO	4.000%	12/1/2050	3,080	2,569
	Winton Woods City School District GO	0.000%	11/1/2029	885	778
	Winton Woods City School District GO	0.000%	11/1/2030	1,005	847
	Winton Woods City School District GO	0.000%	11/1/2031	1,020	823
	Winton Woods City School District GO	0.000%	11/1/2032	1,140	876
	Worthington City School District GO	5.000%	12/1/2041	2,000	2,093
	Worthington City School District GO	5.000%	12/1/2043	1,370	1,416
	Worthington City School District GO	3.750%	12/1/2048	1,425	1,191
	Worthington City School District GO	5.500%	12/1/2054	11,000	11,464
[3]	Wright State University College & University Revenue	5.000%	5/1/2028	570	605
[3]	Wright State University College & University Revenue	5.000%	5/1/2029	595	643
[3]	Wright State University College & University Revenue	5.000%	5/1/2030	240	263
	Wynford Local School District GO	3.750%	11/1/2054	325	259
	Wyoming City School District GO	5.000%	12/1/2061	10,825	10,902
[3]	Yellow Springs Exempt Village School District GO	5.250%	12/1/2054	1,000	1,014
[3]	Yellow Springs Exempt Village School District GO	5.500%	12/1/2060	1,000	1,025
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2030	250	263
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2031	1,160	1,219
[1]	Youngstown State University College & University Revenue	4.000%	12/15/2032	1,250	1,302
					1,305,974
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	100	105
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,150	1,020
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	25	25
					1,150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	3,255	3,365
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,421	2,579
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	1,513	1,659
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	417	292
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	841	822
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	670	642
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	244	226
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	200	174
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	635	664
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,350	1,410
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	780	818
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	290	298
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	256
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	35	36
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	250	216
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2047	255	238
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	498	469
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	415	364
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	676	543
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	231	169
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,773	1,640
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	92	85
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	144	45
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	1,000	881
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/2058	4,684	4,283
					22,174
Total Tax-Exempt Municipal Bonds (Cost $1,418,100)					1,329,298
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	2,048	1,285
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	856	556
Total Taxable Municipal Bonds (Cost $1,817)					1,841
Total Investments (98.9%) (Cost $1,419,917)					1,331,139
Other Assets and Liabilities—Net (1.1%)					14,528
Net Assets (100%)					1,345,667
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $30,321, representing 2.3% of net assets.
8	Securities with a value of $490 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	59	12,304	28
5-Year U.S. Treasury Note	December 2025	101	11,056	76
				104

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2025	(85)	(9,908)	27
				131
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
12/9/2025	MSCS	1,250	Buy	30-Year MMD AAA General Obligation Scale	4.720%	(1)	—	(1)
4/16/2026	RBC	3,090	Buy	5-Year MMD AAA General Obligation Scale	3.500%	124	124	—
4/22/2026	RBC	240	Buy	5-Year MMD AAA General Obligation Scale	3.460%	9	9	—
4/22/2026	MSCS	180	Buy	5-Year MMD AAA General Obligation Scale	3.460%	7	7	—
4/23/2026	JPMC	630	Buy	5-Year MMD AAA General Obligation Scale	3.380%	21	21	—
4/28/2026	MSCS	400	Buy	30-Year MMD AAA General Obligation Scale	4.700%	(7)	—	(7)
4/28/2026	JPMC	268	Buy	30-Year MMD AAA General Obligation Scale	4.700%	(4)	—	(4)
4/29/2026	RBC	403	Buy	30-Year MMD AAA General Obligation Scale	4.650%	(11)	—	(11)
5/6/2026	RBC	110	Buy	10-Year MMD AAA General Obligation Scale	3.620%	1	1	—
5/6/2026	MSCS	100	Buy	10-Year MMD AAA General Obligation Scale	3.640%	1	1	—
5/19/2026	RBC	176	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(3)	—	(3)
5/19/2026	MSCS	160	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(3)	—	(3)
8/18/2026	RBC	293	Buy	30-Year MMD AAA General Obligation Scale	4.770%	(4)	—	(4)
						130	163	(33)
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,329,298	—	1,329,298
Taxable Municipal Bonds	—	1,841	—	1,841
Total	—	1,331,139	—	1,331,139
Derivative Financial Instruments
Assets
Futures Contracts[1]	131	—	—	131
Swap Contracts	—	163	—	163
Total	131	163	—	294
Liabilities
Swap Contracts	—	(33)	—	(33)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.